Bank Loans (Details)			6 Months Ended			12 Months Ended
		Jun. 16, 2025 CNY (¥)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Mar. 31, 2026 USD ($)	Sep. 30, 2025 USD ($)	Jun. 16, 2025 USD ($)	Feb. 15, 2023 CNY (¥)	Feb. 15, 2023 USD ($)
Bank Loans [Line Items]
Loan amount								$ 434,909	$ 421,408
Loan amount obtained								$ 3,566,251	3,525,777
Outstanding balance of loan			¥ 7,000,000	$ 1,014,786		¥ 7,500,000	$ 1,053,519
Interest expenses on loans				$ 153,417	$ 105,443
Minimum [Member]
Bank Loans [Line Items]
Variable interest rate			4.70%					4.70%
Maximum [Member]
Bank Loans [Line Items]
Variable interest rate			7.20%					7.20%
Zhejiang Wenzhou Lucheng Rural Commercial Bank Company Limited [Member]
Bank Loans [Line Items]
Loan amount		¥ 3,000,000								$ 434,909	¥ 8,500,000
Short term loan maturing term		1 year
Fixed annual interest rate		4.80%								4.80%
Longwan RCB [Member]
Bank Loans [Line Items]
Loan amount obtained			¥ 14,600,000			¥ 14,600,000		$ 2,116,556	2,050,850
Wenzhou Minshang Bank [Member]
Bank Loans [Line Items]
Loan amount obtained	[1]							$ 1,014,786	$ 1,053,519
Fixed annual interest rate											7.50%	7.50%
Wenzhou Minshang Bank [Member] | Loan Agreement [Member]
Bank Loans [Line Items]
Loan amount obtained												$ 1,193,988
Bank Loans [Member]
Bank Loans [Line Items]
Weighted average interest rate			6.20%		6.50%			6.20%

[1]	On February 15, 2023, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $1,193,988 (RMB8,500,000) for a term from February 15, 2023 to February 15, 2028 at a fixed annual interest rate of 7.5%. The CEO and his wife provided a personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan. As of March 31, 2026 and September 30, 2025, the outstanding balance of the loan was $1,014,786 (RMB7.0 million) and $1,053,519 (RMB7.5 million), respectively.